Segment Information	12 Months Ended
Dec. 31, 2012
Segment Information [Text Block]
26—SEGMENT INFORMATION

In July 2002, the Company announced an organizational realignment that created two operating divisions within the Company. For reporting purposes, this organizational realignment created three reporting segments: the corporate activities of the holding Company, EDAP TMS S.A., the High Intensity Focused Ultrasound division and the Urological Devices and Services division. Then, in 2007, the Company created a new reporting segment dedicated to the FDA approval for Ablatherm-HIFU activity. The following tables set forth the key income statement figures, by segment for fiscal years 2012, 2011 and 2010 and the key balance sheet figures, by segment, for fiscal years 2012, 2011 and 2010.

The business in which the Company operates is the development and production of minimally invasive medical devices, primarily for the treatment of urological diseases. Substantially all revenues result from the sale of medical devices and their related license and royalty payments from third parties. The segments derive their revenues from this activity.

Segment operating profit or loss and segment assets are determined in accordance with the same policies as those described in the summary of significant accounting policies. Interest income and expense, current and deferred income taxes are not allocated to individual segments. A reconciliation of segment operating profit or loss to consolidated net loss is as follows:

	2012	2011	2010
Segment operating loss	(2,030)	(2,497)	(3,818)
Financial income (expense), net	(4,594)	1,522	(8,844)
Foreign Currency exchange (losses) gains, net	(733)	482	884
Other income (expense), net	-	(50)	-
Income tax (expense) credit	(118)	(395)	(939)
Consolidated net loss	(7,475)	(938)	(12,717)

F-42

EDAP TMS S.A. AND SUBSIDIARIES

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
(in thousands of euros unless otherwise noted, except per share data)

A summary of the Company’s operations by segment is presented below for years ending December 31, 2012, 2011 and 2010:

	HIFU Division	UDS Division	EDAP TMS (Corporate)	FDA	Total consolidated
2012
Sales of goods	1,884	15,126	-	-	17,009
Sales of RPPs & leases	2,695	1,293	-	-	3,988
Sales of spare parts and services	1,006	4,015	-	-	5,021
Total sales	5,585	20,433	-	-	26,018
Total net sales	5,585	20,433	-	-	26,018
External other revenues	47	-	-	-	47
Total revenues	5,632	20,433	-	-	26,065
Total COS	(2,909)	(12,723)	-	-	(15,632)
Gross margin	2,723	7,710	-	-	10,433
R&D	(920)	(746)	-	(992)	(2,659)
Selling and marketing expenses	(1,825)	(4,794)	-	-	(6,620)
G&A	(723)	(1,014)	(1,352)	(97)	(3,185)
Total expenses	(3,468)	(6,554)	(1,352)	(1,089)	(12,463)
Operating income (loss)	(746)	1,156	(1,352)	(1,089)	(2,030)
Total Assets	7,316	20,894	2,071	162	30,444
Capital expenditures	22	539	39	-	600
Long-lived assets	1,504	3,129	217	64	4,913
Goodwill	645	1,767	-	-	2,412

	HIFU Division	UDS Division	EDAP TMS (Corporate)	FDA	Total consolidated
2011
Sales of goods	1,442	10,957	-	-	12,399
Sales of RPPs & leases	3,270	1,238	-	-	4,508
Sales of spare parts and services	1,153	4,212	-	-	5,365
Total sales	5,865	16,407	-	-	22,272
Total net sales	5,865	16,407	-	-	22,272
External other revenues	20	-	-	-	20
Total revenues	5,885	16,407	-	-	22,292
Total COS	(2,621)	(10,815)	-	-	(13,435)
Gross margin	3,264	5,592	-	-	8,857
R&D	(950)	(792)	-	(694)	(2,436)
Selling and marketing expenses	(1,968)	(3,865)	(41)	-	(5,874)
G&A	(604)	(813)	(1,547)	(79)	(3,044)
Total expenses	(3,521)	(5,471)	(1,588)	(773)	(11,353)
Operating income (loss)	(257)	122	(1,588)	(773)	(2,497)
Total Assets	7,677	21,309	2,984	268	32,238
Capital expenditures	84	760	27	-	871
Long-lived assets	1,948	3,391	150	9	5,498
Goodwill	645	1,767	-	-	2,412

F-43

EDAP TMS S.A. AND SUBSIDIARIES

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
(in thousands of euros unless otherwise noted, except per share data)

	HIFU Division	UDS Division	EDAP TMS (Corporate)	FDA	Total consolidated
2010
Sales of goods	1,939	11,196	-	-	13,135
Sales of RPPs & leases	3,505	1,184	-	-	4,689
Sales of spare parts and services	1,438	3,940	-	-	5,378
Total sales	6,882	16,319	-	-	23,202
Total net sales	6,882	16,319	-	-	23,202
External other revenues	6	500	-	-	506
Total revenues	6,888	16,820	-	-	23,708
Total COS	(3,285)	(10,969)	-	-	(14,253)
Gross margin	3,604	5,851	-	-	9,455
R&D	(741)	(793)	-	(1,734)	(3,268)
Selling and marketing expenses	(2,741)	(3,943)	-	-	(6,684)
G&A	(766)	(1,024)	(1,338)	(193)	(3,320)
Total expenses	(4,247)	(5,760)	(1,338)	(1,927)	(13,272)
Operating income (loss)	(644)	91	(1,338)	(1,927)	(3,818)
Total Assets	9,344	20,803	5,474	317	35,938
Capital expenditures	116	411	73	-	600
Long-lived assets	2,341	3,310	175	59	5,886
Goodwill	645	1,767	-	-	2,412